UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06172

Dreyfus AMT-Free Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
October 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 101.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 5.1%
Tuscaloosa County Industrial
Development Authority,
Revenue Bonds, Ser. C (Gulf
Opportunity Zone-Hunt Refining
Project) (LOC; Bank of Nova Scotia)	1.65	11/8/18	3,500,000	[a]	3,500,000
Arizona - 1.8%
Tender Option Bond Trust Receipts
(Series 2016-XM0304) 7/1/20,
(Mesa, Excise Tax Revenue Bonds
Obligations) (Liquidity Facility; Royal
Bank of Canada)	1.66	11/8/18	1,265,000	[a,b,c,d]	1,265,000
Connecticut - 2.3%
Tender Option Bond Trust Receipts,
Series 2017-YX1077 1/1/36,
Revenue Bonds (Liquidity Facility;
Barclays Bank PLC)	1.66	11/8/18	1,555,000	[a,b,c,d]	1,555,000
Delaware - 4.2%
Delaware State Health Facilities
Authority,
Revenue Bonds (Christiana Care Health
Services)	1.60	11/8/18	2,900,000	[a]	2,900,000
Georgia - 3.1%
Cobb County Hospital Authority,
RAC (Equipment Pool Project) (LOC;
Wells Fargo Bank)	1.60	11/8/18	2,100,000	[a]	2,100,000
Illinois - 1.5%
Illinois Finance Authority,
Revenue Bonds (Garrett-Evangelical
Theological Seminary Project) (LOC;
FHLB)	1.60	11/8/18	1,000,000	[a]	1,000,000
Iowa - 4.5%
Iowa Finance Authority,
Revenue Bonds (YMCA and
Rehabilitation Center Project) (LOC;
Bank of America)	1.77	11/8/18	3,085,000	[a]	3,085,000
Maryland - 7.7%
Bel Air,
EDR (Harford Day School Facility)
(LOC; Branch Banking and Trust Co.)	1.61	11/8/18	3,190,000	[a]	3,190,000
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	1.85	11/8/18	2,100,000	[a]	2,100,000
					5,290,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 4.3%
Avon,
BAN	2.75	12/21/18	1,600,000		1,602,029
Melrose,
GO Notes, Refunding	2.50	11/16/18	1,350,000		1,350,582
					2,952,611
Missouri - 15.1%
RBC Municipal Products,
Revenue Bonds (Stowers Institute
Medical Research) (LOC; Royal Bank of
Canada and Liquidity Facility; Royal
Bank of Canada)	1.66	11/8/18	2,000,000	[a,b]	2,000,000
RIB Floaters Trust,
Revenue Bonds (SSM Health Care)
(Insured; Barclays Bank PLC and
Liquidity Facility; Barclays Bank PLC)	1.65	11/8/18	6,900,000	[a,b,c]	6,900,000
Saint Louis Industrial Development
Authority,
MFHR (Hamilton Place Apartments)
(LOC; FHLMC)	1.62	11/8/18	1,435,000	[a]	1,435,000
					10,335,000
New York - 17.8%
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/18	1,000,000		1,001,127
New York City Housing Development
Corporation,
Multi-Family Rental Housing Revenue
Bonds (2 Gold Street) (Liquidity
Facility; FNMA and LOC; FNMA)	1.62	11/14/18	1,000,000	[a]	1,000,000
New York City Transitional Finance
Authority,
Revenue Bonds (Liquidity Facility;
Sumitomo Mitsui Banking)	1.60	11/8/18	2,000,000	[a]	2,000,000
New York State Housing Finance Agency,
Housing Revenue Bonds (160 Madison
Avenue) (LOC; U. S. Bank NA)	1.69	11/8/18	2,250,000	[a]	2,250,000
New York State Power Authority,
CP, Ser. 1	1.77	12/5/18	2,000,000		2,000,000
Syracuse City,
RAN, Series 2018 A	3.50	3/29/19	1,000,000		1,006,595
Tender Option Bond Trust Receipts
(Series 2018-XF0623) 11/15/42,
(Liquidity Facility; TD Bank NA)	1.72	11/8/18	1,200,000	[a,b,c,d]	1,200,000
Tompkins County Industrial Development
Agency,
Civic Facility Revenue Bonds
(Community Development Properties
Ithaca, Inc. Project) (LOC; M&T Trust)	1.70	11/9/18	1,765,000	[a]	1,765,000
					12,222,722

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 5.3%
Hamilton County,
EDR (Boys/Girls Clubs of Greater
Cincinnati, Inc. Project) (LOC; PNC Bank
NA)	1.64	11/8/18	1,475,000	[a]	1,475,000
Tender Option Bond Trust Receipts
(Series 2018-YX1079) 9/1/25,
Revenue Bonds (Liquidity Agreement;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	1.75	11/8/18	2,180,000	[a,b,c,d]	2,180,000
					3,655,000
Tennessee - 2.6%
Sevier County Public Building Authority,
Local Government Improvement
Revenue Bonds (Revenue Program V)
(LOC; Bank of America)	1.63	11/8/18	1,800,000	[a]	1,800,000
Texas - 21.8%
Gregg County Housing Finance
Corporation,
Revenue Bonds (Summer Green
Project) (Insured; FNMA)	1.64	11/8/18	1,980,000	[a]	1,980,000
Harris County,
CP (Texas Metropolitan Transportation
Authority) Ser. A-3	1.80	12/20/18	2,000,000		2,000,000
Red River Education Finance Corporation,
Higher Education Revenue Bonds
(Texas Christian University Project)
(Liquidity Facility; Northern Trust
Company)	1.60	11/14/18	3,000,000	[a]	3,000,000
San Antonio,
CP (Texas Water And Sewer Systems)
Ser. A1	1.74	11/14/18	2,000,000		2,000,000
Tender Option Bond Trust Receipts
(Series 2016-XM0187) 12/15/28,
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue Bonds) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	1.66	11/8/18	3,000,000	[a,b,c,d]	3,000,000
University Of Texas,
CP (System Board Of Regents) Ser. A	1.70	11/6/18	3,000,000		3,000,000
					14,980,000
Washington - 2.9%
University of Washington,
CP	1.67	12/7/18	2,000,000		2,000,000
U.S. Related - 1.5%
Racine City,
NAN	3.50	3/11/19	1,000,000		1,003,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $69,643,729)	101.5%	69,643,729
Liabilities, Less Cash and Receivables	(1.5%)	(1,002,395)
Net Assets	100.0%	68,641,334

[a] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities amounted to
$18,100,000 or 26.37% of net assets.
[c] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).
[d] Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at October 31,
2018.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	69,643,729
Level 3 - Significant Unobservable Inputs	-
Total	69,643,729

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free Municipal Cash Management Plus

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)